Pension and other post-retirement obligations (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Net Liability Recognised in Consolidated Balance Sheet

The net liability recognised in the Consolidated Balance Sheet is as follows:

	Defined benefit pension schemes / post- employment obligations		Post-retirement medical schemes
	2019	2018	2019	2018
	US$M	US$M	US$M	US$M
Present value of funded defined benefit obligation	632	616	–	–
Present value of unfunded defined benefit obligation	306	274	203	192
Fair value of defined benefit scheme assets	(648)	(633)	–	–

Scheme deficit	290	257	203	192

Unrecognised surplus	–	–	–	–
Unrecognised past service credits	–	–	–	–
Adjustment for employer contributions tax	–	–	–	–

Net liability recognised in the Consolidated Balance Sheet	290	257	203	192